DERIVATIVE LIABILITY	9 Months Ended
Feb. 28, 2023
Derivative Liability
DERIVATIVE LIABILITY

NOTE 6 - DERIVATIVE LIABILITY

The derivative liability at February 28, 2023 and May 31, 2022 consisted of:

	February 28, 2023		May 31, 2022
	Face Value	Derivative Liability	Face Value	Derivative Liability
Convertible note payable issued December 29, 2015, due December 29, 2016 (M)	$40,000	$296,000	$40,000	$40,000

Convertible note payable issued April 5, 2017, due on demand (W)	29,000	66,156	29,000	43,500

Convertible note payable issued April 5, 2017, due on demand (X)	21,500	49,047	21,500	32,250

Convertible note payable issued December 1, 2017, due on demand (BB)	50,000	–	50,000	33,333

Convertible note payable issued December 1, 2017, due on demand (CC)	50,000	–	50,000	33,333

Convertible note payable issued March 5, 2018, due on March 5, 2019 (DD)	35,000	259,000	35,000	35,000

Convertible note payable issued September 18, 2018, due on September 18, 2019 (GG)	8,506	62,942	8,506	8,506

Convertible note payable issued November 30, 2020, due on November 30, 2021 (SS)	154,764	154,795	154,764	1,392,875

Convertible note payable issued June 4, 2021, due on June 4, 2022 (VV)	170,212	157,061	170,212	1,176,766

Convertible note payable issued August 27, 2021, due on August 27, 2022 (WW)	14,000	76,462	14,000	21,538

Convertible note payable issued June 10, 2022, due on June 10, 2023 (AA)	38,880	158,570	–	–

Convertible note payable issued November 4, 2022, due on November 4, 2023 (C)	30,555	256,662	–	–

Totals	$642,417	$1,536,695	$572,982	$2,817,101

The above convertible notes contain a variable conversion feature based on the future trading price of the Company common stock. Therefore, the number of shares of common stock issuable upon conversion of the notes is indeterminate. Accordingly, we have recorded the fair value of the embedded conversion features as a derivative liability at the respective issuance dates of the notes and charged the applicable amounts to debt discounts and the remainder to other expense. The increase (decrease) in the fair value of the derivative liability from the respective issuance dates of the notes to the measurement dates is charged (credited) to other expense (income). The fair value of the derivative liability of the notes is measured at the respective issuance dates and quarterly thereafter using the Black Scholes option pricing model.

Assumptions used for the calculations of the derivative liability of the notes at February 28, 2023 include (1) stock price of $0.0042 per share, (2) exercise prices ranging from $0.00004 to $0.00128 per share, (3) terms ranging from 0 days to 249 days, (4) expected volatility of 2,182% and (5) risk free interest rates ranging from 4.65% to 5.17%.

Assumptions used for the calculations of the derivative liability of the notes at May 31, 2022 include (1) stock price of $0.001 per share, (2) exercise prices ranging from $0.0004 to $0.00065 per share, (3) terms ranging from 0 days to 88 days, (4) expected volatility of 1,986% and (5) risk free interest rates ranging from 0.73% to 1.16%.

Concentration of Derivative Liability:

The derivative liability relates to convertible notes payable due to:

	February 28, 2023	May 31, 2022

Lender A	$154,795	$1,392,874
Lender B	453,061	1,176,765
Lender C	415,233	–
Lender D	398,403	65,044
5 other lenders	115,203	182,418

Total	$1,536,695	$2,817,101